Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	The RBB Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000831114
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2024
Prospectus Date	rr_ProspectusDate	Oct. 31, 2024
F/M INVESTMENTS LARGE CAP FOCUSED FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	F/m Investments Large Cap Focused Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of F/m Investments Large Cap Focused Fund (the “Fund”) is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Portfolio turnover may vary from year to year, as well as within a year. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s principal investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by purchasing equity securities that the Adviser believes are likely to appreciate. the Adviser will focus on companies that exhibit accelerating growth in earnings and revenue. The Adviser generally seeks to purchase equity securities of large capitalization U.S. companies, and may purchase American Depository Receipts (“ADRs”) of international companies trading on U.S. exchanges. The Fund may invest across different industries and sectors. The Fund will invest at least 80% of its net assets in securities of large capitalization companies. The Fund considers large capitalization companies to include those that have a market capitalization, at the time of investment, comparable to the securities held in the S&P 500® Index. As of August 30, 2024, the S&P 500® Index included U.S. companies with a median market capitalization of $36.0 billion. The market capitalization of the companies in the S&P 500 Index ranged from $5.6 billion to $3.5 trillion as of August 30, 2024. At times, the Fund may emphasize investment in a particular industry or sector. As of June 30, 2024, the Fund had approximately 54.3% of its net assets invested in stocks within the information technology sector.

The Adviser uses quantitative screens to evaluate liquidity, capitalization, domicile, and desired risk attributes to determine an initial universe of large capitalization companies from which the Fund may invest. The Adviser then uses a quantitative process to evaluate company fundamentals and stock price trends of the investment candidates. Macroeconomic influences on portfolio candidates are considered before selecting the final securities for purchase in the portfolio. The Adviser considers whether to sell a particular security when the security receives declining scores from the Adviser’s proprietary model or the security causes the Fund’s portfolio to be exposed to unintended risks.

The periodic reconstitution and rebalancing of the portfolio according to the Fund’s quantitative investment strategy may result in significant portfolio turnover. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Fund’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders. With respect to any percentage restriction on investment or use of assets in the Fund’s investment strategies, if such a percentage restriction is adhered to at the time a transaction is affected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather the Adviser will consider which action is in the best interest of the Fund and its shareholders, including the sale of the security.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund was reorganized following the close of business on October 27, 2023, to acquire the assets and liabilities of the F/m Investments Large Cap Focused Fund (the “Predecessor Fund”), a series of F/m Funds Trust, in exchange for shares of the Fund. Accordingly, the Fund is the successor to the Predecessor Fund, and the following performance information shown prior to October 30, 2023, is that of the Predecessor Fund. The Fund has an investment objective, strategies and policies substantially similar to the Predecessor Fund, which was also advised by the Adviser.

The Predecessor Fund adopted the past performance of the F/m Investments Large Cap Focused Fund, a series of IDX Funds (the “Original Fund”), as its own and the bar chart and performance tables include the performance of the Original Fund prior to January 18, 2022.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund and Predecessor Fund from year to year. The chart assumes reinvestment of dividends and distributions. The bar chart shows the performance of the Institutional Class shares for each full calendar year over the lifetime of the Fund and Predecessor Fund. The performance table shows how the Fund's and Predecessor Fund’s average annual total returns for one year, five years, and since inception periods compare with those of broad measures of market performance.

The performance of the Original Fund through April 2020 reflects its performance under the previous adviser. Performance of the Original Fund from April 2020 through January 18, 2022 reflects the performance of the Adviser. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available by visiting www.fm-funds.com or by calling 1-888-553-4233.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund and Predecessor Fund from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-553-4233
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fm-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31 Institutional Class Annual Total Returns (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart, the highest quarterly return was 30.29% (for the quarter ended June 30, 2020) and the lowest quarterly return was -23.00% (for the quarter ended June 30, 2022). The year-to-date total return through September 30, 2024 was 21.51%.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class Shares only, and the after-tax returns for Investor Shares will vary to the extent it has different expenses.
F/M INVESTMENTS LARGE CAP FOCUSED FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
F/M INVESTMENTS LARGE CAP FOCUSED FUND | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

F/M INVESTMENTS LARGE CAP FOCUSED FUND | Depositary Receipts Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipts Risk - Depositary receipts are generally subject to the same risks as the foreign securities they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and liquidity risk. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

F/M INVESTMENTS LARGE CAP FOCUSED FUND | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk - The price of equity securities fluctuates based on changes in a company’s activities and financial condition and in overall market conditions. Economic, political, and financial conditions, or industry or economic trends or developments, may for varying periods of time cause volatility, illiquidity, or other potentially adverse effects in the markets. The Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

F/M INVESTMENTS LARGE CAP FOCUSED FUND | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk - Foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

F/M INVESTMENTS LARGE CAP FOCUSED FUND | Large Cap Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Cap Security Risk - Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technological developments and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies.

F/M INVESTMENTS LARGE CAP FOCUSED FUND | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk - Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions, and general equity market conditions.

Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial or political events in one sector or region could have potentially adverse effects on global economies or markets. For example, Russia’s military invasion of Ukraine, the responses and sanctions by other countries, and the potential for wider military conflicts or war, could continue to have adverse effects on regional and global economies, and may further strain global supply chains, and negatively affect global growth and inflation. Natural or environmental disasters or climate related events, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. For example, the outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, and efforts to contain its spread, have resulted, and may continue to result in labor shortages, supply chain disruptions, lower consumer demand for certain products and services, and significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment.

F/M INVESTMENTS LARGE CAP FOCUSED FUND | Management Style Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Style Risk - The Fund intends to invest in growth-oriented stocks and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style. There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.

F/M INVESTMENTS LARGE CAP FOCUSED FUND | Operational Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk – The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/M INVESTMENTS LARGE CAP FOCUSED FUND | Pandemic Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Pandemic Risk – A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity, and increased trading costs. Such events may adversely affect the Fund and its investments and may impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Despite the development of vaccines, the duration of the COVID-19 pandemic and its effects cannot be predicted with certainty.Sector Risk - Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to concentrate its investments in any particular sector or sectors, the Fund may emphasize investments in one or more sectors, which may cause the Fund to have increased relative exposure to the price movements of those sectors. At times when the Fund emphasizes a particular sector, the value of its net assets will be more susceptible to the financial, market or economic events affecting that sector than would be the case for mutual funds that do not emphasize investment in a particular sector. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s share price. As of June 30, 2024, the Fund had approximately 54.3% of its net assets invested in stocks within the information technology sector. The values of securities of companies in the information technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing technologies and products.

F/M INVESTMENTS LARGE CAP FOCUSED FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Non-Diversification - The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the Fund’s share price could decrease to a larger extent than a Fund that is diversified because of the poor performance of a single investment.

F/M INVESTMENTS LARGE CAP FOCUSED FUND | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	42.68%
5 Years	rr_AverageAnnualReturnYear05	19.50%
Since Inception	rr_AverageAnnualReturnSinceInception	17.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
F/M INVESTMENTS LARGE CAP FOCUSED FUND | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
Since Inception	rr_AverageAnnualReturnSinceInception	13.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
F/M INVESTMENTS LARGE CAP FOCUSED FUND | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IAFLX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	351
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	631
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,428
Annual Return 2017	rr_AnnualReturn2017	25.81%
Annual Return 2018	rr_AnnualReturn2018	1.47%
Annual Return 2019	rr_AnnualReturn2019	30.16%
Annual Return 2020	rr_AnnualReturn2020	42.62%
Annual Return 2021	rr_AnnualReturn2021	26.28%
Annual Return 2022	rr_AnnualReturn2022	(31.44%)
Annual Return 2023	rr_AnnualReturn2023	41.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.00%)
1 Year	rr_AverageAnnualReturnYear01	41.05%
5 Years	rr_AverageAnnualReturnYear05	17.79%
Since Inception	rr_AverageAnnualReturnSinceInception	16.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
F/M INVESTMENTS LARGE CAP FOCUSED FUND | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	41.05%	[2]
5 Years	rr_AverageAnnualReturnYear05	14.35%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	12.83%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016	[2]
F/M INVESTMENTS LARGE CAP FOCUSED FUND | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.30%
5 Years	rr_AverageAnnualReturnYear05	13.47%
Since Inception	rr_AverageAnnualReturnSinceInception	12.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
F/M INVESTMENTS LARGE CAP FOCUSED FUND | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IAFMX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	759
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,699
1 Year	rr_AverageAnnualReturnYear01	40.72%
5 Years	rr_AverageAnnualReturnYear05	17.50%
Since Inception	rr_AverageAnnualReturnSinceInception	15.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016

[1]	F/m Investments LLC (the “Adviser”) has contractually agreed to reduce its investment advisory fee and to absorb Fund expenses to the extent necessary to limit total annual operating expenses (excluding interest, taxes, acquired fund fees and expenses, distribution and/or service fees, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding a percentage of average daily net assets of 1.15% for Investor Class shares and 0.90% for Institutional Class shares through December 31, 2025. Any such fee reductions by the Adviser or payments by the Adviser of expenses which are the Fund’s obligation, are subject to repayment by the Fund for a period of 3 years following the date such fees were reduced or expenses were paid, provided that the repayment does not cause the Fund’s total annual operating expenses to exceed the foregoing expense limits as of the time of either the waiver or the reimbursement. The Adviser has the right to seek reimbursement from the Fund for amounts up to the aggregate amount that the Adviser had waived or reimbursed the Fund under an expense limitation agreement with the Fund for the three-year period ending after the specific fee waiver or reimbursement, but only if such reimbursement can be achieved without exceeding the expense limitation in place at the time of the waiver or reimbursement.
[2]	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class Shares only, and the after-tax returns for Investor Shares will vary to the extent it has different expenses.